[Invesco Letterhead]
225 Liberty Street, 15th Floor
New York, NY 10281

May 27, 2021

VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
Disclosure Review and Accounting Office
100 F Street NE
Washington, DC 20549

Re:	Invesco Dynamic Credit Opportunity Fund
(CIK: 0001860151)

Ladies and Gentlemen:

On behalf of Invesco Dynamic Credit Opportunity Fund (the “Registrant”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, is the electronic version of the Registrant’s registration statement on Form N-14 (the “Registration Statement”) containing a proxy statement/prospectus and related statement of additional information. The Registration Statement is being filed to register Class AX common shares of beneficial interest of the Registrant.

The calculation of the registration fee is provided on the Registration Statement facing sheet and the amount shown thereon has been wired to the U.S. Securities and Exchange Commission.

Please contact Kenneth L. Greenberg, Esq. of Stradley Ronon at (215) 564-8149 with respect to this Registration Statement or in his absence, contact me at (212) 323-5231.

Very truly yours,

/s/ Adrienne Ruffle
Adrienne Ruffle, Esq.
Senior Counsel